Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Changes in Carrying Amount of Goodwill by Each Segment

The changes in the carrying amount of goodwill by each segment for the fiscal years ended March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥141,825	¥70,663	¥63,565	¥276,053
Accumulated impairment losses	—	—	(13,591)	(13,591)

	141,825	70,663	49,974	262,462

Foreign currency translation adjustment	2,093	84	2,492	4,669
Other	—	6	(826)	(820)

Balance at end of year
Gross goodwill	143,918	70,753	65,231	279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	¥143,918	¥70,753	¥51,640	¥266,311

	Millions of yen
	2016
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥143,918	¥70,753	¥65,231	¥279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	143,918	70,753	51,640	266,311

Goodwill impairment loss	—	(2,368)	(6,131)	(8,499)
Foreign currency translation adjustment	9	(22)	(3,167)	(3,180)
Sale of a consolidated subsidiary	—	—	(10,937)	(10,937)

Balance at end of year
Gross goodwill	143,927	70,731	51,127	265,785
Accumulated impairment losses	—	(2,368)	(19,722)	(22,090)

	¥143,927	¥68,363	¥31,405	¥243,695

Other Intangible Assets

Other intangible assets, as of March 31, 2015 and 2016 comprised the following:

	Millions of yen
	2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,084,746	¥802,180	¥282,566
Internal-use software	1,387,249	1,131,005	256,244
Software acquired to be used in manufacture of handsets	250,022	201,021	49,001
Rights to use telecommunications facilities of wireline operators	18,271	7,276	10,995
Other	56,959	35,852	21,107

Total amortizable intangible assets	¥2,797,247	¥2,177,334	¥619,913

Unamortizable intangible assets:
Trademarks and trade names			¥13,210
Other			3,196

Total unamortizable intangible assets			¥16,406

Total			¥636,319

	Millions of yen
	2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,035,821	¥761,630	¥274,191
Internal-use software	1,433,751	1,172,861	260,890
Software acquired to be used in manufacture of handsets	252,610	220,658	31,952
Rights to use telecommunications facilities of wireline operators	19,064	8,009	11,055
Other	51,470	38,891	12,579

Total amortizable intangible assets	¥2,792,716	¥2,202,049	¥590,667

Unamortizable intangible assets:
Trademarks and trade names			¥13,052
Other			11,294

Total unamortizable intangible assets			¥24,346

Total			¥615,013